Voya Target Retirement 2070 Fund Expense Example - Voya Target Retirement 2070 Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 636
Expense Example, with Redemption, 3 Years	765
Expense Example, with Redemption, 5 Years	906
Expense Example, with Redemption, 10 Years	1,316
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	200
Expense Example, with Redemption, 10 Years	$ 468